Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Colombia | Federal Government of Colombia Tax and Customs National Authority
Total	$ 78,816,527				$ 78,816,527
Colombia | Federal Government of Colombia National Treasury
Total		$ 23,011,582			23,011,582
Colombia | Federal Government of Colombia Indumil
Total			$ 3,385,240		3,385,240
Colombia | Federal Government of Colombia National Mining Agency
Total		$ 10,295,223	672,882		10,968,105
Colombia | Federal Government of Colombia, Ministry of National Defense
Total			1,727,239		1,727,239
Colombia | Federal Government of Colombia, Associated Municipalities of The Altiplano of Eastern Antioquia - Masora
Total				$ 172,050	172,050
Colombia | Department of Antioquia, Fiduciaria de Occidente S.A.
Total				21,668,900	21,668,900
Guyana | Puruni Community
Total				$ 63,736	63,736
Guyana | Guyana, Guyana Geology & Mines Commission
Total			$ 196,073		$ 196,073